POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Postretirement Amounts Recognized in Statements of Consolidated Financial Position) (Details) (USD $)
In Millions, unless otherwise specified
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Postretirement Liabilities	$ 357	$ 543
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Miscellaneous Short-Term Accruals	22	23
Postretirement Liabilities	170	192
Total Liability Recognized	$ 192	$ 215	$ 250